COMMITMENTS - Capital commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
COMMITMENTS
Capital commitments outstanding not provided for in the financial statements, Contracted for	¥ 1,065,551	¥ 510,999